Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Current assets	$ 112,988	$ 114,757
Non-current assets	416,239	441,426
Current liabilities	147,579	115,488
Non-current liabilities	174,859	267,049
Revenues	95,850	69,547	$ 82,244
Net cash generated from operating activities	21,807	14,573	88,014
Net cash generated from / (used in) investing activities	12,894	119,929	111,462
Net cash (used in) / generated from financing activities	$ (37,016)	$ (87,967)	$ (191,052)
Irsainversionesy Representaciones Sociedad Anonima [Member]
Statement [Line Items]
Direct interest of non-controlling interest	46.06%	37.78%
Current assets	$ 42,419	$ 22,831
Non-current assets	330,373	342,492
Current liabilities	86,429	36,302
Non-current liabilities	116,636	193,368
Net assets	169,727	135,653
Book value of non-controlling interests	78,176	51,248
Revenues	32,085	21,282
Net income/ (loss)	34,892	(61,643)
Total comprehensive income / (loss)	(177)	(18,746)
Total comprehensive income / (loss) attributable to non-controlling interest	340	(12,564)
Net cash generated from operating activities	14,392	2,388
Net cash generated from / (used in) investing activities	11,195	111,311
Net cash (used in) / generated from financing activities	(13,663)	(80,089)
Net (decrease) / increase in cash and cash equivalents	10,209	33,610
Dividends distribution to non-controlling shareholders	$ (176)	$ (4,400)
Brasilagro [Member]
Statement [Line Items]
Direct interest of non-controlling interest	60.44%	60.56%
Current assets	$ 37,845	$ 55,757
Non-current assets	59,515	72,128
Current liabilities	11,519	20,929
Non-current liabilities	21,341	23,586
Net assets	64,500	83,370
Book value of non-controlling interests	38,984	50,491
Revenues	32,117	21,375
Net income/ (loss)	14,968	15,687
Total comprehensive income / (loss)	(5,839)	15,844
Total comprehensive income / (loss) attributable to non-controlling interest	(3,536)	9,665
Net cash generated from operating activities	2,580	4,808
Net cash generated from / (used in) investing activities	(210)	(6,713)
Net cash (used in) / generated from financing activities	(11,832)	29,094
Net (decrease) / increase in cash and cash equivalents	$ (9,462)	$ 27,189
IRSA CP [Member]
Statement [Line Items]
Direct interest of non-controlling interest		20.08%
Current assets		$ 37,145
Non-current assets		253,766
Current liabilities		21,518
Non-current liabilities		141,466
Net assets		127,927
Book value of non-controlling interests		25,689
Revenues		18,043
Net income/ (loss)		(36,957)
Total comprehensive income / (loss)		215
Total comprehensive income / (loss) attributable to non-controlling interest		(35,966)
Net cash generated from operating activities		2,102
Net cash generated from / (used in) investing activities		15,995
Net cash (used in) / generated from financing activities		(28,274)
Net (decrease) / increase in cash and cash equivalents		(10,177)
Dividends distribution to non-controlling shareholders		$ 0